Due From/(To) Related Parties (Details) - USD ($)			6 Months Ended		12 Months Ended
	Dec. 31, 2025	Jan. 24, 2025	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Dec. 25, 2025
Due From/(To) Related Parties (Details) [Line Items]
Right to collect subscription proceeds			$ 25,000	$ 50,859	$ 63,000	$ 0	$ 0
Settled payable amount of related party					$ 0
Ms Jianping Niu [Member]
Due From/(To) Related Parties (Details) [Line Items]
Right to collect subscription proceeds		$ 30
Mr Huabei Zhu [Member]
Due From/(To) Related Parties (Details) [Line Items]
Right to collect subscription proceeds		$ 28
Guangzhou Sanyi Network [Member]
Due From/(To) Related Parties (Details) [Line Items]
Equity interest, percentage								40.00%
Common Class B [Member]
Due From/(To) Related Parties (Details) [Line Items]
Issuance of shares	580,000
Common Class B [Member] | Ms Jianping Niu [Member]
Due From/(To) Related Parties (Details) [Line Items]
Issuance of shares		300,000
Common Class B [Member] | Mr Huabei Zhu [Member]
Due From/(To) Related Parties (Details) [Line Items]
Issuance of shares		280,000
Common Class B [Member] | Ms. Jianping Niu and Mr. Huabei Zhu [Member]
Due From/(To) Related Parties (Details) [Line Items]
Issuance of shares		580,000
Share price		$ 0.0001